Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.2%
	Shares	Value ($)
U.S. Large Cap 31.2%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	159,885	8,625,801
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	725,338	17,234,045
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	345,433	8,625,461
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	252,126	8,625,226
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	249,570	8,625,141
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	351,661	8,626,238
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	780,510	17,233,664
Total		77,595,576
Total Equity Funds (Cost $67,739,253)		77,595,576

Exchange-Traded Funds 7.1%

iShares Core U.S. Aggregate Bond ETF	42,610	4,822,174
iShares iBoxx $ Investment Grade Corporate Bond ETF	79,777	10,169,972
SPDR S&P 500 ETF Trust	1,950	578,701
Vanguard Total Bond Market ETF	24,060	2,031,386
Total Exchange-Traded Funds (Cost $16,296,598)		17,602,233

Fixed-Income Funds 39.3%

High Yield 2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	763,485	5,680,324
Investment Grade 37.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	1,830,834	19,443,463
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	592,893	5,715,493
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	421,239	4,675,754
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	542,790	5,715,577
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	1,711,762	18,812,262
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	1,657,522	18,216,168
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	255,106	2,612,282
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,512,667	16,866,235
Total		92,057,234
Total Fixed-Income Funds (Cost $95,044,416)		97,737,558

Residential Mortgage-Backed Securities - Agency 7.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2034- 11/13/2049	3.000%	11,592,500	11,795,021
11/13/2049	3.500%	5,542,500	5,685,934
Total Residential Mortgage-Backed Securities - Agency (Cost $17,473,078)			17,480,955

Options Purchased Puts 0.5%
Value ($)
(Cost $1,528,212)	1,110,870

Money Market Funds 21.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(d)	53,341,349	53,336,015
Total Money Market Funds (Cost $53,336,588)		53,336,015
Total Investments in Securities (Cost: $251,418,145)		264,863,207
Other Assets & Liabilities, Net		(16,109,738)
Net Assets		248,753,469
At September 30, 2019, securities and/or cash totaling $1,013,747 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	144	12/2019	USD	21,445,200	—	(218,517)
S&P 500 Index	1	12/2019	USD	744,625	—	(5,791)
U.S. Long Bond	27	12/2019	USD	4,382,438	—	(51,911)
U.S. Treasury 10-Year Note	45	12/2019	USD	5,864,063	—	(49,622)
U.S. Treasury 2-Year Note	20	12/2019	USD	4,310,000	—	(9,601)
U.S. Treasury 5-Year Note	70	12/2019	USD	8,340,391	—	(44,416)
U.S. Ultra Treasury Bond	12	12/2019	USD	2,302,875	—	(39,494)
Total					—	(419,352)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	13,097,656	44	2,400.00	12/18/2020	288,484	339,240
S&P 500 Index	Deutsche Bank	USD	19,051,136	64	2,100.00	12/18/2020	590,013	245,120
S&P 500 Index	Deutsche Bank	USD	11,609,286	39	2,300.00	12/18/2020	303,797	241,995
S&P 500 Index	Deutsche Bank	USD	5,358,132	18	2,350.00	12/18/2020	126,235	124,650
S&P 500 Index	Deutsche Bank	USD	4,465,110	15	2,200.00	12/18/2020	120,456	73,650
S&P 500 Index	Deutsche Bank	USD	2,679,066	9	2,400.00	12/18/2020	59,607	69,390
S&P 500 Index	Deutsche Bank	USD	1,488,370	5	2,050.00	12/18/2020	39,620	16,825
Total							1,528,212	1,110,870
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	28,156,859	35,808,536	(10,624,046)	53,341,349	—	(568)	470	700,600	53,336,015
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	102,567	63,677	(6,359)	159,885	—	(7,120)	817,080	—	8,625,801
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	452,973	322,275	(11,763)	763,485	—	(3,173)	264,787	235,511	5,680,324
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,062,139	790,042	(21,347)	1,830,834	—	(1,215)	703,877	510,153	19,443,463
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	484,160	271,562	(30,384)	725,338	—	(5,903)	2,206,972	—	17,234,045
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	338,765	261,236	(7,108)	592,893	—	(81)	146,221	109,438	5,715,493
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	271,887	158,668	(9,316)	421,239	—	(3,028)	594,113	106,724	4,675,754
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	218,693	142,272	(15,532)	345,433	—	(13,034)	794,284	—	8,625,461
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	307,681	240,950	(5,841)	542,790	—	(159)	110,321	128,177	5,715,577
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	971,939	759,213	(19,390)	1,711,762	—	(1,592)	372,443	891,467	18,812,262
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	168,271	96,823	(12,968)	252,126	—	(1,380)	1,017,569	—	8,625,226
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	173,780	91,029	(15,239)	249,570	—	943	1,142,726	—	8,625,141
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	230,301	132,516	(11,156)	351,661	—	(1,619)	1,039,581	—	8,626,238
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	965,201	710,949	(18,628)	1,657,522	—	(95)	761,705	402,425	18,216,168
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	143,171	114,484	(2,549)	255,106	—	(18)	38,502	22,289	2,612,282
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	881,763	648,230	(17,326)	1,512,667	—	(2,026)	731,543	333,036	16,866,235
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	506,991	301,923	(28,404)	780,510	—	(14,241)	1,850,236	—	17,233,664
Total					—	(54,309)	12,592,430	3,439,820	228,669,149

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2019	3